Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Intangible Assets

8. Intangible Assets

Intangible assets, net consisted of the following (in thousands):

	December 31, 2024			December 31, 2023
	Gross Carrying Value	Accumulated Amortization	Carrying Value	Gross Carrying Value	Accumulated Amortization	Carrying Value
Developed and purchased technology	$108,700	$(55,047)	$53,653	$108,700	$(38,050)	$70,650
Customer relationships	69,400	(26,011)	43,389	69,400	(17,336)	52,064
Trademarks and trade names	12,200	(4,373)	7,827	12,200	(3,022)	9,178
Total intangible assets	$190,300	$(85,431)	$104,869	$190,300	$(58,408)	$131,892

Amortization expense for intangible assets was $27.0 million and $27.0 million for the years ended December 31, 2024 and 2023, respectively.

The estimated amortization expense for intangible assets subsequent to December 31, 2024, consists of the following (in thousands):

Year Ending December 31:
2025	$27,022
2026	21,979
2027	21,882
2028	21,882
Thereafter	12,104
$104,869